Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other Income and Expenses, 1 [Abstract]
Summary of Other Income and Expenses

	2023		2022 (Revised)		2021 (Revised)
Gain on sale of other assets	Ps.	473	Ps.	—	Ps.	968
Gain on sale of long-lived assets		400		301		176
Sale of waste material		—		2		13
Insurance rebates		279		64		32
Foreign exchange gain		815		124		—
Other investment in shares (4)		3,311		—		—
Recoveries of prior years taxes (1)		483		354		809
Investment in equity instruments (5) (6)		6,785		113		3,245
Other investments		415		—		—
Others		141		93		323
Other income	Ps.	13,102	Ps.	1,051	Ps.	5,566
Recoveries of prior years	Ps.	958	Ps.	9	Ps.	41
Impairment of long-lived assets (2)		1,248		833		1,427
Disposal of long-lived assets (3)		466		389		534
Contingencies, net (Note 26)		1,110		456		244
Severance payments		998		224		357
Donations		711		512		425
Legal fees and other expenses from past acquisitions		—		210		112
Foreign exchange loss		—		—		84
Items without tax requirements		139		96		167
Interest and penalties of previous years taxes		385		—		—
Other		237		167		334
Other expenses	Ps.	6,252	Ps.	2,896	Ps.	3,725

(1)Following a favorable decision from Brazilian tax authorities received during 2020, Coca-Cola FEMSA has been entitled to reclaim indirect tax payments made in prior years in Brazil, resulting in the recognition of a tax credit and a positive effect on the "other income" captions of the consolidated income statements. See Note 25.1.1.
(2)Includes impairment losses in Health Division related with the Company's operation in Ecuador for an amount of Ps. 596 and Ps. 770 in 2023 and 2022, respectively; due to market conditions; as well as an impairment loss in Mexico for an amount of Ps. 480 in 2023 related with a challenging competitive environment. Additionally, the Company recognized impairment losses in Coca-Cola FEMSA for its investment in Alimentos de Soja S.A.U. for an amount of Ps. 143 in 2023, as well as its investmet in Trop Frutas Do Brasil LTDA. for an amount of Ps. 256 in 2021.
(3)Charges related to fixed assets retirement from ordinary operations and other long-lived assets.
(4)Related to dividends received from Heineken.
(5)During 2021, the Company received dividends related to its investment in Jetro Restaurant Depot.
(6)In 2023, the Company sold its investment in Jetro Restaurant Depot.